Average Annual Total Returns{- Freedom 2065 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2065 Portfolio	Initial Class Return Before Taxes Past 1 year	Initial Class Return Before Taxes Since Inception		Service Class Return Before Taxes Past 1 year	Service Class Return Before Taxes Since Inception		Service Class 2 Return Before Taxes Past 1 year	Service Class 2 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	19.35%	18.18%	[1]	19.16%	18.03%	[1]	19.03%	17.89%	[1]	18.40%	18.65%	[1]	16.54%	15.95%	[1]

[1]	(a)From April 11, 2019